RELATED PARTY TRANSACTIONS - Seatankers, Capesize Chartering, and United Freight Carriers Additional Information (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2018 USD ($) vessel	Dec. 31, 2017 USD ($)
Capesize Chartering Ltd [Member]
Related Party Transaction [Line Items]
Number Of vessels participate in revenue sharing agreement	25
Newcastlemax Vessels [Member]
Related Party Transaction [Line Items]
Number Of vessels participate in revenue sharing agreement	1
Dry Bulk Carriers [Member] | Seatankers Management Co, Ltd [Member]
Related Party Transaction [Line Items]
Number of Vessels Under Commercial Management	15	14
Commercial management fee revenue per day for managing vessels | $	$ 125	$ 125	$ 125